Washington Mutual Investors Fund
Investment portfolio
January 31, 2024
unaudited

Common stocks 96.86% Energy 5.02%	Shares	Value (000)
Baker Hughes Co., Class A	12,915,752	$368,099
Canadian Natural Resources, Ltd.[1]	19,413,048	1,242,241
Chevron Corp.	7,182,074	1,058,853
ConocoPhillips	6,670,598	746,240
EOG Resources, Inc.	8,910,494	1,013,925
Exxon Mobil Corp.	16,463,753	1,692,639
Halliburton Co.	33,196,784	1,183,465
Pioneer Natural Resources Co.	1,643,573	377,742
Schlumberger NV	8,644,975	421,010
TC Energy Corp.[1]	9,518,549	375,317
		8,479,531
Materials 2.69%
Albemarle Corp.	762,660	87,508
Celanese Corp.[2]	7,341,262	1,073,953
Corteva, Inc.	11,132,100	506,288
H.B. Fuller Co.	770,210	58,359
Linde PLC	4,051,501	1,640,169
LyondellBasell Industries NV	2,596,326	244,366
Mosaic Co.	8,328,210	255,759
Nucor Corp.	1,994,588	372,849
Rio Tinto PLC (ADR)[1]	4,469,731	309,618
		4,548,869
Industrials 10.69%
ABB, Ltd. (ADR)	11,286,469	478,321
AMETEK, Inc.	346,500	56,150
BAE Systems PLC (ADR)[1]	3,850,669	233,119
Boeing Co.[3]	2,225,235	469,614
Broadridge Financial Solutions, Inc.	486,993	99,444
Carrier Global Corp.	10,600,700	579,964
Caterpillar, Inc.	6,582,744	1,976,864
CSX Corp.	33,725,278	1,203,992
Deere & Co.	698,421	274,884
Delta Air Lines, Inc.	4,560,396	178,494
Equifax, Inc.	2,638,952	644,801
FedEx Corp.	1,002,825	241,972
General Electric Co.	4,808,311	636,717
HEICO Corp.	772,410	138,717
Honeywell International, Inc.	464,687	93,988
Huntington Ingalls Industries, Inc.	740,192	191,650
Ingersoll-Rand, Inc.	5,048,009	403,134
Johnson Controls International PLC	2,780,068	146,482
L3Harris Technologies, Inc.	5,532,626	1,153,110
Lockheed Martin Corp.	903,208	387,847
Northrop Grumman Corp.	5,747,687	2,567,837
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
PACCAR, Inc.	2,553,310	$256,327
Paychex, Inc.	5,982,488	728,248
RELX PLC (ADR)[1]	2,316,971	95,807
Republic Services, Inc.	1,182,753	202,393
Robert Half, Inc.	4,525,720	359,976
RTX Corp.	17,697,886	1,612,631
Southwest Airlines Co.	10,784,796	322,358
TransUnion	2,931,648	202,841
Union Pacific Corp.	5,117,248	1,248,250
United Parcel Service, Inc., Class B	895,855	127,122
Veralto Corp.	2,874,825	220,470
Waste Connections, Inc.	2,307,635	358,283
Waste Management, Inc.	961,904	178,558
		18,070,365
Consumer discretionary 6.55%
Chipotle Mexican Grill, Inc.[3]	87,320	210,334
D.R. Horton, Inc.	2,000,000	285,820
Darden Restaurants, Inc.[2]	8,221,640	1,336,674
General Motors Co.	17,885,983	693,976
Home Depot, Inc.	9,128,117	3,221,860
Lennar Corp., Class A	1,330,505	199,376
Marriott International, Inc., Class A	1,344,538	322,326
McDonald’s Corp.	975,691	285,604
NIKE, Inc., Class B	8,095,742	821,961
Polaris, Inc.	858,520	77,233
Royal Caribbean Cruises, Ltd.[3]	3,671,762	468,150
Starbucks Corp.	1,718,041	159,829
TJX Companies, Inc.	7,187,602	682,175
Tractor Supply Co.	2,165,227	486,310
VF Corp.	6,944,225	114,302
YUM! Brands, Inc.	13,106,172	1,697,118
		11,063,048
Consumer staples 7.16%
Altria Group, Inc.	22,606,397	906,969
Archer Daniels Midland Co.	4,500,000	250,110
British American Tobacco PLC (ADR)[1]	9,587,415	283,787
Church & Dwight Co., Inc.	3,115,573	311,090
Constellation Brands, Inc., Class A	3,920,912	960,937
Costco Wholesale Corp.	495,156	344,074
Danone (ADR)[1]	14,664,730	194,601
Dollar General Corp.	3,136,948	414,297
General Mills, Inc.	5,073,258	329,305
Kenvue, Inc.	4,376,784	90,862
Keurig Dr Pepper, Inc.	44,839,840	1,409,765
Kimberly-Clark Corp.	906,771	109,692
Kraft Heinz Co. (The)	18,207,763	676,054
Molson Coors Beverage Co., Class B, restricted voting shares	1,289,354	79,669
Mondelez International, Inc., Class A	5,870,850	441,899
Nestlé SA (ADR)	3,015,119	343,422
Philip Morris International, Inc.	31,723,071	2,882,041
Procter & Gamble Co.	4,232,912	665,160
Reckitt Benckiser Group PLC (ADR)[1]	11,163,787	162,042
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Sysco Corp.	4,749,967	$384,415
Target Corp.	6,141,983	854,227
		12,094,418
Health care 16.70%
Abbott Laboratories	11,090,467	1,254,886
AbbVie, Inc.	14,853,619	2,441,935
Amgen, Inc.	339,620	106,729
AstraZeneca PLC (ADR)	21,731,344	1,448,177
Bristol-Myers Squibb Co.	10,788,842	527,251
CVS Health Corp.	32,299,608	2,402,122
Danaher Corp.	4,627,966	1,110,295
Edwards Lifesciences Corp.[3]	2,778,147	218,001
Elevance Health, Inc.	1,580,435	779,850
Eli Lilly and Co.	6,689,547	4,318,839
Gilead Sciences, Inc.	20,854,116	1,632,043
Humana, Inc.	1,394,308	527,132
Johnson & Johnson	12,035,081	1,912,374
Merck & Co., Inc.	5,591,864	675,385
Molina Healthcare, Inc.[3]	517,681	184,522
Novo Nordisk AS, Class B (ADR)	3,444,654	395,240
Pfizer, Inc.	46,128,389	1,249,157
Regeneron Pharmaceuticals, Inc.[3]	110,000	103,706
Thermo Fisher Scientific, Inc.	608,307	327,865
UnitedHealth Group, Inc.	10,498,206	5,372,352
Vertex Pharmaceuticals, Inc.[3]	2,390,000	1,035,778
Zoetis, Inc., Class A	1,109,174	208,314
		28,231,953
Financials 15.63%
Aon PLC, Class A	1,195,156	356,670
Apollo Asset Management, Inc.	7,100,226	712,863
Arthur J. Gallagher & Co.	2,765,482	642,034
Bank of America Corp.	4,992,454	169,793
BlackRock, Inc.	2,955,015	2,288,098
Blackstone, Inc.	7,178,350	893,346
Brookfield Asset Management, Ltd., Class A1	6,752,214	271,371
Canadian Imperial Bank of Commerce[1]	4,940,595	223,216
Capital One Financial Corp.	5,490,516	742,977
Carlyle Group, Inc. (The)	4,764,995	190,695
Chubb, Ltd.	5,507,301	1,349,289
Citizens Financial Group, Inc.	15,851,612	518,348
CME Group, Inc., Class A	11,445,769	2,355,997
Discover Financial Services	6,584,915	694,840
Fidelity National Information Services, Inc.	2,922,144	181,933
Fifth Third Bancorp	5,719,066	195,821
Goldman Sachs Group, Inc.	487,378	187,158
Intercontinental Exchange, Inc.	2,983,984	379,951
JPMorgan Chase & Co.	15,173,178	2,645,595
KKR & Co., Inc.	11,554,397	1,000,380
Marsh & McLennan Companies, Inc.	21,131,663	4,096,161
Mastercard, Inc., Class A	3,006,727	1,350,712
Morgan Stanley	7,437,939	648,886
MSCI, Inc.	100,392	60,097
Nasdaq, Inc.	3,486,680	201,425
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
PNC Financial Services Group, Inc.	706,506	$106,831
S&P Global, Inc.	1,830,709	820,798
Visa, Inc., Class A	6,528,222	1,783,902
Wells Fargo & Co.	26,787,020	1,344,173
		26,413,360
Information technology 22.50%
Analog Devices, Inc.	437,925	84,239
Apple, Inc.	10,633,613	1,960,838
Applied Materials, Inc.	6,243,962	1,025,883
ASM International NV (ADR)	467,371	261,027
ASML Holding NV (ADR)	2,315,809	2,014,337
Broadcom, Inc.	10,272,645	12,121,721
Cadence Design Systems, Inc.[3]	620,317	178,937
Ciena Corp.[3]	274,256	14,535
Intel Corp.	56,051,112	2,414,682
KLA Corp.	1,157,870	687,821
Micron Technology, Inc.	1,232,322	105,672
Microsoft Corp.	29,131,518	11,582,109
Motorola Solutions, Inc.	2,482,563	793,179
NetApp, Inc.	2,886,102	251,668
NVIDIA Corp.	565,000	347,627
Oracle Corp.	7,636,470	852,994
QUALCOMM, Inc.	1,867,606	277,358
Salesforce, Inc.[3]	2,111,153	593,424
SAP SE (ADR)[1]	7,307,636	1,264,952
Synopsys, Inc.[3]	737,699	393,452
TE Connectivity, Ltd.	2,808,757	399,377
Texas Instruments, Inc.	2,444,929	391,482
		38,017,314
Communication services 5.39%
Alphabet, Inc., Class A3	6,957,876	974,798
Alphabet, Inc., Class C3	14,586,038	2,068,300
Comcast Corp., Class A	92,458,230	4,303,006
Deutsche Telekom AG (ADR)	2,233,240	54,871
Electronic Arts, Inc.	843,784	116,088
Meta Platforms, Inc., Class A	3,048,873	1,189,487
Netflix, Inc.[3]	58,840	33,192
Verizon Communications, Inc.	6,000,000	254,100
Walt Disney Co. (The)	1,306,400	125,480
		9,119,322
Utilities 3.07%
CenterPoint Energy, Inc.	9,157,256	255,854
CMS Energy Corp.	2,049,013	117,121
Constellation Energy Corp.	12,430,506	1,516,522
Entergy Corp.	1,726,039	172,190
FirstEnergy Corp.	23,351,197	856,522
NextEra Energy, Inc.	2,139,495	125,438
Public Service Enterprise Group, Inc.	3,731,405	216,384
Sempra	16,293,315	1,165,950
Southern Co. (The)	10,902,872	757,968
		5,183,949
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate 1.46%	Shares	Value (000)
American Tower Corp. REIT	185,653	$36,323
Equinix, Inc. REIT	448,114	371,832
Extra Space Storage, Inc. REIT	5,729,734	827,603
Prologis, Inc. REIT	3,684,603	466,802
Welltower, Inc. REIT	8,774,644	759,094
		2,461,654
Total common stocks (cost: $95,491,491,000)		163,683,783
Convertible stocks 0.03% Financials 0.03%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	907,448	53,013
Total convertible stocks (cost: $45,372,000)		53,013
Short-term securities 3.50% Money market investments 3.12%
Capital Group Central Cash Fund 5.44%[2,4]	52,594,104	5,259,411
Money market investments purchased with collateral from securities on loan 0.38%
Capital Group Central Cash Fund 5.44%[2,4,5]	2,586,467	258,646
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[4,5]	57,800,000	57,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.22%[4,5]	57,800,000	57,800
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[4,5]	57,800,000	57,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.19%[4,5]	57,800,000	57,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[4,5]	57,800,000	57,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[4,5]	57,800,000	57,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.28%[4,5]	19,200,000	19,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[4,5]	17,777,733	17,778
		642,424
Total short-term securities (cost: $5,901,220,000)		5,901,835
Total investment securities 100.39% (cost: $101,438,083,000)		169,638,631
Other assets less liabilities (0.39%)		(651,233)
Net assets 100.00%		$168,987,398
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates2

	Value at 5/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.43%
Materials 0.64%
Celanese Corp.	$177,361	$713,315	$2,105	$372	$185,010	$1,073,953	$6,605
Consumer discretionary 0.79%
Darden Restaurants, Inc.	1,005,442	311,104	67,232	3,100	84,260	1,336,674	32,466
Utilities 0.00%
Constellation Energy Corp.[6]	1,157,210	190,777	551,849	323,368	397,016	—	13,604
Total common stocks						2,410,627
Short-term securities 3.27%
Money market investments 3.12%
Capital Group Central Cash Fund 5.44%[4]	5,677,264	10,698,754	11,117,084	727	(250)	5,259,411	226,397
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 5.44%[4,5]	120,900	137,746 [7]				258,646	— [8]
Total short-term securities						5,518,057
Total 4.70%				$327,567	$666,036	$7,928,684	$279,072

[1]	All or a portion of this security was on loan. The total value of all such securities was $645,516,000, which represented .38% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 1/31/2024.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2024. Refer to the investment portfolio for the security value at 1/31/2024.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of January 31, 2024, all of the fund’s investments were classifed as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-001-0324O-S96419
Washington Mutual Investors Fund — Page 7 of 7